1
The Gabelli Equity Income Fund
Schedule of Investments — December 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 99.9%
Aerospace  — 0.7%
1,500 Ducommun Inc.† ..................................... $ 142,695
1,200 Hexcel Corp. ............................................ 88,680
2,000 Lockheed Martin Corp. ............................. 967,340
5,000 Rockwell Automation Inc. ......................... 1,945,350
3,144,065
Agriculture  — 0.4%
24,400 Archer-Daniels-Midland Co. ...................... 1,402,756
10,000 The Mosaic Co. ........................................ 240,900
1,643,656
Automotive  — 0.7%
2,000 Daimler Truck Holding AG ......................... 87,717
14,500 PACCAR Inc. ............................................ 1,587,895
40,000 Traton SE ................................................. 1,433,744
3,109,356
Automotive: Parts and Accessories  — 3.7%
10,000 Dana Inc. ................................................. 237,600
129,400 Genuine Parts Co. ..................................... 15,911,024
16,148,624
Broadcasting  — 0.3%
24,700 Sinclair Inc. .............................................. 377,910
48,000 TEGNA Inc. .............................................. 931,680
1,309,590
Building and Construction  — 2.0%
20,000 Carrier Global Corp. .................................. 1,056,800
5,000 Everus Construction Group Inc.† .............. 427,800
30,500 Fortune Brands Innovations Inc. ............... 1,525,610
9,800 Herc Holdings Inc. .................................... 1,454,124
32,000 Johnson Controls International plc ............ 3,832,000
9,000 Knife River Corp.† .................................... 633,150
8,929,484
Business Services  — 3.3%
5,200 Automatic Data Processing Inc. ................ 1,337,596
9,400 Mastercard Inc., Cl. A ............................... 5,366,272
2,400 MSC Industrial Direct Co. Inc., Cl. A .......... 201,840
29,200 Pentair plc ................................................ 3,040,888
9,200 S&P Global Inc. ........................................ 4,807,828
14,754,424
Cable and Satellite  — 0.0%
1,100 EchoStar Corp., Cl. A† .............................. 119,570
Communications Equipment  — 0.2%
11,500 Corning Inc. ............................................. 1,006,940
Computer Hardware  — 2.0%
14,000 Apple Inc. ................................................ 3,806,040
16,800 International Business Machines Corp. ...... 4,976,328
8,782,368
Shares
Market
Value
Computer Software and Services  — 2.8%
76,000 Hewlett Packard Enterprise Co. ................. $ 1,825,520
22,000 Microsoft Corp. ........................................ 10,639,640
12,465,160
Consumer Products  — 1.3%
13,000 Edgewell Personal Care Co. ...................... 221,650
35,000 Energizer Holdings Inc. ............................. 696,150
25,000 Essity AB, Cl. A ......................................... 720,958
1,800 National Presto Industries Inc. .................. 192,168
30,200 Reckitt Benckiser Group plc ...................... 2,443,299
4,200 The Scotts Miracle-Gro Co. ....................... 245,070
18,222 Unilever plc, ADR ..................................... 1,191,719
5,711,014
Consumer Services  — 0.1%
1,400 Allegion plc .............................................. 222,908
5,000 Rollins Inc. ............................................... 300,100
523,008
Diversified Industrial  — 7.1%
1,500 AMETEK Inc. ............................................ 307,965
51,000 Crane Co. ................................................. 9,405,930
300 Eaton Corp. plc ......................................... 95,553
500 Honeywell International Inc. ...................... 97,545
8,200 Ingersoll Rand Inc. ................................... 649,604
42,500 ITT Inc. .................................................... 7,374,175
2,700 Jardine Matheson Holdings Ltd. ................ 184,653
1,800 Modine Manufacturing Co.† ...................... 240,318
10,000 Myers Industries Inc. ................................ 187,200
15,000 nVent Electric plc ...................................... 1,529,550
18,000 Svenska Cellulosa AB SCA, Cl. A ............... 239,700
97,000 Textron Inc. .............................................. 8,455,490
116,000 Toray Industries Inc. ................................. 755,363
3,200 Trane Technologies plc ............................. 1,245,440
20,000 Trinity Industries Inc. ................................ 528,800
31,297,286
Electronics  — 2.2%
32,500 Sony Group Corp. ..................................... 834,908
130,000 Sony Group Corp., ADR ............................ 3,328,000
23,600 TE Connectivity plc ................................... 5,369,236
9,532,144
Energy and Utilities: Electric  — 0.4%
5,000 Korea Electric Power Corp., ADR ............... 82,500
13,500 Portland General Electric Co. ..................... 647,865
63,000 The AES Corp. .......................................... 903,420
1,633,785
Energy and Utilities: Integrated  — 0.8%
48,000 Energy Transfer LP ................................... 791,520
21,000 Eni SpA .................................................... 398,322
400 Iberdrola SA, ADR .................................... 34,560

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — December 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities: Integrated (Continued)
56,000 OGE Energy Corp. ..................................... $ 2,391,200
3,615,602
Energy and Utilities: Natural Gas  — 3.2%
8,000 Avista Corp. ............................................. 308,320
109,000 National Fuel Gas Co. ................................ 8,726,540
11,500 ONE Gas Inc. ............................................ 888,375
53,500 ONEOK Inc. .............................................. 3,932,250
4,000 Southwest Gas Holdings Inc. .................... 320,080
14,175,565
Energy and Utilities: Oil  — 3.7%
13,800 APA Corp. ................................................ 337,548
73,000 Chevron Corp. .......................................... 11,125,930
4,000 ConocoPhillips ......................................... 374,440
6,800 Devon Energy Corp. .................................. 249,084
8,500 Exxon Mobil Corp. .................................... 1,022,890
15,300 Marathon Petroleum Corp. ........................ 2,488,239
13,000 TotalEnergies SE ...................................... 850,460
1,506 Vitesse Energy Inc. ................................... 29,006
16,477,597
Energy and Utilities: Services  — 0.8%
92,000 Halliburton Co. ......................................... 2,599,920
20,000 MDU Resources Group Inc. ...................... 390,400
10,500 SLB Ltd. ................................................... 402,990
3,393,310
Energy and Utilities: Water  — 0.2%
3,600 Essential Utilities Inc. ............................... 138,096
20,000 Severn Trent plc ....................................... 751,887
889,983
Entertainment  — 0.9%
20,000 Atlanta Braves Holdings Inc., Cl. A† .......... 849,800
14,200 Atlanta Braves Holdings Inc., Cl. C† .......... 560,190
100,000 Grupo Televisa SAB, ADR ......................... 291,000
2,500 Madison Square Garden Entertainment
Corp.† .................................................. 134,725
4,400 Madison Square Garden Sports Corp.† ..... 1,138,060
2,000 Manchester United plc, Cl. A† ................... 31,840
31,250 Ollamani SAB† ......................................... 133,625
9,700 Sphere Entertainment Co.† ....................... 922,276
2,000 Warner Bros Discovery Inc.† .................... 57,640
4,119,156
Environmental Services  — 0.4%
7,000 Republic Services Inc. .............................. 1,483,510
1,300 Veralto Corp. ............................................ 129,714
1,613,224
Equipment and Supplies  — 6.2%
3,600 A.O. Smith Corp. ...................................... 240,768
120,000 Flowserve Corp. ....................................... 8,325,600
Shares
Market
Value
40,000 Graco Inc. ................................................ $ 3,278,800
18,000 Minerals Technologies Inc. ....................... 1,097,100
54,000 Mueller Industries Inc. .............................. 6,199,200
9,400 Parker-Hannifin Corp. ............................... 8,262,224
200 Watts Water Technologies Inc., Cl. A ......... 55,204
27,458,896
Financial Services  — 17.2%
20,000 AllianceBernstein Holding LP .................... 769,600
7,000 American Express Co. ............................... 2,589,650
13,000 Ameris Bancorp ....................................... 965,510
5,195 Banco Santander Chile, ADR ..................... 161,616
8,200 Bank of America Corp. .............................. 451,000
11,000 BNP Paribas SA ........................................ 1,044,389
1,800 EXOR NV ................................................. 153,258
86,600 Interactive Brokers Group Inc., Cl. A ......... 5,569,246
5,700 Jefferies Financial Group Inc. .................... 353,229
5,000 JPMorgan Chase & Co. ............................. 1,611,100
40,000 Julius Baer Group Ltd. .............................. 3,151,117
51,200 Loews Corp. ............................................. 5,391,872
6,000 M&T Bank Corp. ....................................... 1,208,880
9,000 Marsh & McLennan Companies Inc. .......... 1,669,680
2,500 Morgan Stanley ........................................ 443,825
3,000 Popular Inc. ............................................. 373,560
37,000 SLM Corp. ............................................... 1,001,220
32,500 Sony Financial Group Inc.† ....................... 34,442
28,000 Sony Financial Group Inc., ADR† .............. 146,440
96,500 State Street Corp. ..................................... 12,449,465
6,300 T. Rowe Price Group Inc. .......................... 644,994
200,000 The Bank of New York Mellon Corp. .......... 23,218,000
8,000 The Goldman Sachs Group Inc. ................. 7,032,000
7,500 The PNC Financial Services Group Inc. ...... 1,565,475
2,500 UBS Group AG ......................................... 116,652
51,500 Valley National Bancorp ............................ 601,520
3,000 Value Line Inc. ......................................... 115,290
600 Webster Financial Corp. ............................ 37,764
34,000 Wells Fargo & Co. .................................... 3,168,800
76,039,594
Food and Beverage  — 13.0%
1,000 Anheuser-Busch InBev SA/NV ................... 64,518
177,000 Brown-Forman Corp., Cl. A ....................... 4,656,870
18,700 Coca-Cola Europacific Partners plc ............ 1,696,090
9,700 Coca-Cola Femsa SAB de CV, ADR ............ 918,687
1,000 Constellation Brands Inc., Cl. A ................. 137,960
25,000 Danone SA ............................................... 2,255,796
40,000 Davide Campari-Milano NV ....................... 260,330
48,500 Diageo plc, ADR ....................................... 4,184,095
73,200 Fomento Economico Mexicano SAB de CV,
ADR ..................................................... 7,398,324
1,000 General Mills Inc. ..................................... 46,500
1,400,000 Grupo Bimbo SAB de CV, Cl. A .................. 4,586,978
88,500 Heineken NV ............................................ 7,253,323

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — December 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
132,000 ITO EN Ltd. .............................................. $ 2,591,292
4,000 McCormick & Co. Inc. .............................. 272,040
30,500 McCormick & Co. Inc., Non-Voting ........... 2,077,355
18,000 Mondelēz International Inc., Cl. A .............. 968,940
3,000 National Beverage Corp.† ......................... 95,670
30,500 Nestlé SA ................................................. 3,031,902
158,000 Nissin Foods Holdings Co. Ltd. ................. 2,936,779
21,500 PepsiCo Inc. ............................................. 3,085,680
23,300 Pernod Ricard SA ..................................... 2,001,636
31,200 Remy Cointreau SA .................................. 1,343,451
150,000 Sapporo Holdings Ltd. .............................. 1,614,530
600 The Boston Beer Co. Inc., Cl. A† ............... 117,078
34,000 The Campbell's Company ......................... 947,580
7,000 The Coca-Cola Co. .................................... 489,370
1,000 The Hershey Co. ....................................... 181,980
44,500 The Kraft Heinz Co. ................................... 1,079,125
3,000 The Magnum Ice Cream Co. NV† .............. 47,550
64,000 Yakult Honsha Co. Ltd. ............................. 1,000,409
57,341,838
Health Care  — 5.9%
4,200 Abbott Laboratories .................................. 526,218
3,000 AbbVie Inc. .............................................. 685,470
3,000 Alcon AG .................................................. 236,430
75,000 Baxter International Inc. ............................ 1,433,250
4,400 Bio-Rad Laboratories Inc., Cl. A† .............. 1,333,156
85,500 Bristol-Myers Squibb Co. .......................... 4,611,870
46,000 CVS Health Corp. ...................................... 3,650,560
12,200 Danaher Corp. .......................................... 2,792,824
69,000 Demant A/S† ............................................ 2,336,315
5,960 GSK plc, ADR ........................................... 292,278
4,000 Haleon plc, ADR ....................................... 40,440
27,000 Henry Schein Inc.† ................................... 2,040,660
16,000 Merck & Co. Inc. ...................................... 1,684,160
10,000 Novartis AG, ADR ..................................... 1,378,700
24,000 Perrigo Co. plc ......................................... 334,080
21,500 Pfizer Inc. ................................................ 535,350
41,700 Roche Holding AG, ADR ........................... 2,150,469
2,500 Zimmer Biomet Holdings Inc. ................... 224,800
26,287,030
Hotels and Gaming  — 0.2%
11,500 MGM Resorts International† ..................... 419,635
3,000 Wynn Resorts Ltd. ................................... 360,990
780,625
Machinery  — 3.6%
6,000 Caterpillar Inc. .......................................... 3,437,220
39,000 CNH Industrial NV .................................... 359,580
24,000 Deere & Co. ............................................. 11,173,680
1,000 Otis Worldwide Corp. ............................... 87,350
Shares
Market
Value
5,500 Xylem Inc. ................................................ $ 748,990
15,806,820
Metals and Mining  — 4.0%
90,000 Freeport-McMoRan Inc. ............................ 4,571,100
130,200 Newmont Corp. ........................................ 13,000,470
17,571,570
Real Estate  — 0.3%
58,000 Weyerhaeuser Co., REIT ........................... 1,374,020
Retail  — 3.7%
11,500 Cie Financiere Richemont SA, Cl. A ........... 2,497,886
71,200 Copart Inc.† ............................................. 2,787,480
5,000 Costco Wholesale Corp. ............................ 4,311,700
43,400 Ingles Markets Inc., Cl. A .......................... 2,975,070
183,000 Seven & i Holdings Co. Ltd. ...................... 2,629,223
2,500 The Home Depot Inc. ................................ 860,250
2,700 Walmart Inc. ............................................ 300,807
16,362,416
Semiconductors  — 0.4%
9,200 Texas Instruments Inc. ............................. 1,596,108
Specialty Chemicals  — 0.9%
1,500 Albemarle Corp. ....................................... 212,160
2,500 Ashland Inc. ............................................. 146,675
10,000 FMC Corp. ................................................ 138,700
33,500 H.B. Fuller Co. .......................................... 1,991,910
1,800 NewMarket Corp. ..................................... 1,237,068
600 Quaker Chemical Corp. ............................. 82,386
3,808,899
Telecommunications  — 3.2%
97,500 BCE Inc. ................................................... 2,322,450
55,000 BT Group plc, Cl. A ................................... 136,450
182,000 Deutsche Telekom AG, ADR ...................... 5,951,400
72,000 Liberty Global Ltd., Cl. A† ......................... 802,080
14,000 Orange SA, ADR ....................................... 233,660
4,200 Sunrise Communications AG, Cl. A ........... 224,926
70,000 Telefonica SA, ADR ................................... 283,500
22,000 Telesat Corp.† .......................................... 640,200
94,000 TELUS Corp. ............................................ 1,237,980
58,000 Verizon Communications Inc. ................... 2,362,340
14,194,986
Transportation  — 2.9%
75,700 GATX Corp. .............................................. 12,838,720
Wireless Telecommunications  — 1.2%
4,000 Array Digital Infrastructure Inc. ................. 214,480
125,500 Telephone and Data Systems Inc. .............. 5,145,500
20,000 Turkcell Iletisim Hizmetleri A/S, ADR ......... 109,400
5,469,380
TOTAL COMMON STOCKS .................. 441,325,813

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — December 31, 2025 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 0.1%
$ 350,000 U.S. Treasury Bill,
3.509%††, 01/27/26 ............................. $ 349,142
TOTAL INVESTMENTS — 100.0%
(Cost $128,587,012) ............................. $ 441,674,955
† Non-income producing security.
†† Represents annualized yield at date of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust